Note 8 - Net Loss Per Share - 10Q (Details Textual) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,191,810	1,721,895